Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Consolidated Statements of Cash Flows
Net loss	$ (19,588,762)	$ (9,254,790)
Amortization and depreciation of equipment and intangible assets	985,895	900,651
Common shares issued for services	185,129	673,435
Foreign exchange loss	(11,085)	(29,737)
Gain on repayment of promissory note		(8,890)
Interest accretion	294,000	638,134
Amortization of right-of-use assets	421,984	235,586
Loss on extinguishment of convertible debentures	0	1,240,773
Loss on impairment of abandoned assets	1,303,278
Loss on impairment of equipment	3,901
Loss on impairment of intangible asset	6,625,246	0
Share-based compensation	1,597,655	31,566
Amounts receivable	(92,879)	(39,368)
Prepaids and other current assets	10,415	1,181
Deposit	(177,300)
Accounts payable and accrued liabilities	1,050,328	429,204
Due to related parties	(329,446)	317,279
Deferred revenue	(159,000)	156,408
Net cash used in operating activities	(7,880,641)	(4,708,568)
Investing activities
Cash acquired through acquisition		2,779
Purchase of intangible assets		(847,161)
Acquisition obligation	(432,923)
Purchase of property and equipment	(542,742)
Loans receivable, net	(165,428)
Net cash used in investing activities	(1,141,093)	(844,382)
Financing activities
(Repayment of) / proceeds from convertible debenture, net	(3,250,000)	4,559,206
Payment for debt modification	(250,000)
Proceeds from issuance of common shares and warrants, net	16,310,000	1,539,315
Lease payments	(559,580)	(282,095)
Repayment of promissory note	(24,000)	(247,305)
Repayment of loan payable		(20,757)
Net cash provided by financing activities	12,226,420	5,548,364
Effects of exchange rate changes on cash	2,218	82
Net change in cash	3,206,904	(4,504)
Cash - beginning of period	74,800	79,304
Cash - end of period	$ 3,281,704	$ 74,800